Trade and other receivables: due within one year (Tables)	6 Months Ended
Jun. 30, 2023
Trade And Other Receivables Due Within One Year
Schedule of trade and other receivables
	June 30, 2023	December 31, 2022
	£	£
Other receivables	1,164	56,264
VAT owed to the Group	113,660	27,055
Prepaid clinical trial costs	307,519	307,519
Prepayments	188,365	528,618
	610,708	919,456